Christopher D. Menconi
+1.202.373.6173
christopher.menconi@morganlewis.com

December 19, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (“PEA No. 39”). The purpose of PEA No. 39 is to introduce a new series of the Trust: the Saba Interest Rate Hedged CEF ETF. PEA No. 39 replaces Post-Effective Amendment No. 38 to the Trust’s registration statement (SEC Accession No. 0001398344-16-021866), which was filed with the Securities and Exchange Commission (the “Commission”) on December 19, 2016 with an incorrect name for the new series. We are filing PEA No. 39 to ensure that the Commission and its staff are able to consider the new series under its correct name.

Please feel free to contact me at 202.373.6173 with any questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001